Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Revenue Recognition
Schedule of changes in the balance of contract assets & liabilitues

	March 31,	December 31,
	2026	2025
Balance – Beginning of period	$3,126	$3,012
Cash received	(1,247)	7,007
Less revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	1,467	(6,893)
Balance – End of period	$3,346	$3,126

	March 31,	December 31,
	2026	2025
Balance – Beginning of period	$6,586	$3,660
Revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	(1,368)	10,706
Less contract assets reclassified to receivables	1,247	(7,780)
Balance – End of period	$6,465	$6,586

	2025	2024
Balance - Beginning of period	$3,012	$2,643
Cash received	7,007	6,134
Less revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	(6,893)	(5,765)
Balance - End of period	$3,126	$3,012

	2025	2024
Balance - Beginning of period	$3,660	$1,017
Revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	10,706	4,136
Less contract assets reclassified to receivables	(7,780)	(1,493)
Balance - End of period	$6,586	$3,660